Investment Securities, Credit Loss Component (Details) - Total debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss recognized, beginning of year	$ 1,092	$ 1,025	$ 1,171
Additions:
For securities with initial credit impairments	85	102	5
For securities with previous credit impairments	58	67	35
Total additions	143	169	40
Reductions:
For securities sold, matured, or intended/required to be sold	(184)	(93)	(169)
For recoveries of previous credit impairments	(8)	(9)	(17)
Total reductions	(192)	(102)	(186)
Credit loss recognized, end of year	$ 1,043	$ 1,092	$ 1,025